Stock-based Compensation - Plan Description (Details) - shares		9 Months Ended	12 Months Ended
	Dec. 14, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock options
Stock-based compensation
Option expiration period		10 years	10 years
Award vesting period		4 years	4 years
2003 Stock Incentive Plan, as amended and restated
Stock-based compensation
Shares authorized				110,798
2003 Stock Incentive Plan, as amended and restated | Minimum [Member]
Stock-based compensation
Purchase price of common stock (as a percent)			100.00%
2003 Stock Incentive Plan, as amended and restated | Minimum [Member] | Principal (10 percent) owner
Stock-based compensation
Purchase price of common stock (as a percent)			110.00%
2003 Stock Incentive Plan, as amended and restated | Stock options
Stock-based compensation
Award vesting period			4 years
2003 Stock Incentive Plan, as amended and restated | Stock options | Maximum [Member]
Stock-based compensation
Option expiration period			10 years
2022 Equity Incentive Plan
Stock-based compensation
Shares available for grant	105,000
Number of shares authorized for plan as a percentage of stock outstanding	15.00%